Borrowings - Short-Term and Long-Term Borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 251,486	¥ 139,270
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	749,839	423,994
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 17,284	¥ 10,715